Management of Financial Risk (Tables)	12 Months Ended
Dec. 31, 2018
Management Of Financial Risk Table
Schedule of deferred royalty payments
	Payments due by Period
		Less than			After
	Total	1 year	1-3 years	3-5 years	5 years

Deferred royalty payments	$355	$35	$105	$105	$110

Total	$355	$35	$105	$105	$110

Schedule of foreign currency risk
	Stated in U.S. Dollars
	(Held in Canadian Dollars)
	2018	2017

Cash	$2,288	$4,118
Marketable securities	719	787
Receivables	17	100
Accounts payable and accrued liabilities	(215)	(104)
Flow through premium liability	-	(54)

Net financial assets (liabilities), December 31	$2,809	$4,847